Mining interests	12 Months Ended
Dec. 31, 2024
Disclosure of detailed information about property, plant and equipment [abstract]
Mining interests	Mining interests

Mining Properties
	Depletable	Non- depletable	Plant & equipment	Construction in progress	Total
(in millions of U.S. dollars)
COST
As at December 31, 2022	1,906.3	237.9	1,530.3	89.1	3,763.6
Additions	45.0	147.9	17.1	100.2	310.2
Disposals	—	—	(9.0)	—	(9.0)
Transfers(1)	49.9	(18.6)	45.5	(76.8)	—
As at December 31, 2023	2,001.2	367.2	1,583.9	112.5	4,064.8
Additions	106.5	18.0	51.4	71.5	247.4
Disposals	—	—	(7.0)	—	(7.0)
Transfers(2)	541.1	(271.0)	(268.2)	(1.9)	—
Disposal of mineral property interest(3)	(324.2)	(110.2)	(173.9)	—	(608.3)
As at December 31, 2024	2,324.6	4.0	1,186.2	182.1	3,696.9
ACCUMULATED DEPRECIATION
As at December 31, 2022	1,108.9	—	790.8	—	1,899.7
Depreciation for the year	137.2	—	108.8	—	246.0
Disposals	—	—	(8.1)	—	(8.1)
As at December 31, 2023	1,246.1	—	891.5	—	2,137.6
Depreciation for the year	169.1	—	47.7	—	216.7
Disposals	—	—	(8.4)	—	(8.4)
Disposal of mineral property interest(3)	(233.4)	—	(102.7)	—	(336.1)
As at December 31, 2024	1,181.8	—	828.0	—	2,009.8
CARRYING AMOUNT
As at December 31, 2023	755.1	367.2	692.4	112.5	1,927.2
As at December 31, 2024	1,142.8	4.0	358.2	182.1	1,687.1
1.In 2023, non-depletable transfers consisted of $18.6 million from the Rainy River Intrepid zone.
2.In 2024, transfers to depletable included $232.3 million related to C-Zone development as a result of achieving commercial production at C-Zone in October 2024.
3.In May 2024, the Company entered into an Amending Agreement with Ontario Teachers which was determined to be a partial disposal of mineral property of a net book value of $272.2 million. Refer to Note 10 for further detail.

Carrying amount by property as at December 31, 2024

(in millions of U.S. dollars)	Depletable	Non- depletable	Plant & equipment	Construction in progress	Total
MINING INTEREST BY SITE
New Afton	684.6	—	78.1	81.1	843.8
Rainy River	458.2	2.9	277.3	101.0	839.4
Other(1)	—	1.1	2.8	—	3.9
Carrying amount	1,142.8	4.0	358.2	182.1	1,687.1
1.Other includes Cerro San Pedro ("CSP") and corporate balances.
Carrying amount by property as at December 31, 2023

(in millions of U.S. dollars)	Depletable	Non- depletable	Plant & equipment	Construction in progress	Total
MINING INTEREST BY SITE
New Afton	373.5	359.9	275.2	23.7	1,032.3
Rainy River	381.6	6.2	413.8	88.8	890.4
Other(1)	—	1.1	3.4	—	4.5
Carrying amount	755.1	367.2	692.4	112.5	1,927.2
1.Other includes CSP and corporate balances.